UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2008
                                               ------------------------

Check here if Amendment |_|; Amendment Number: __________

     This Amendment (check only one): |_| is a restatement
                                      |_| add new holdings entries

Institutional Investment Manager Filing this Report:

Name:    PI Investment Management Limited
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Address: 5th Floor, Alexandra House, The Sweepstakes
         ----------------------------------------------
         Ballsbridge, Dublin 4, Ireland
         ----------------------------------------------

         ----------------------------------------------

Form 13F File Number: 028-11988
                     ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Shauneen Kay
        -----------------------------------------------
Title:  Chief Compliance Officer
        -----------------------------------------------
Phone:  011 353 1 6699223
        -----------------------------------------------

Signature, Place and Date of Signing:


     /s/ Shauneen Kay              Dublin, Ireland            02/02/09
-----------------------------    --------------------     -----------------
        [Signature]                  [City, State]             [Date]

Report Type (Check only one)

|X| 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

|_| 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                         --------------------
Form 13F Information Table Entry Total:          27
                                         --------------------
Form 13F Information Table Value Total:       $389,125
                                         --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                              TITLE OF               VALUE       SHARES/  SH/ PUT/  INVSTMT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER             CLASS       CUSIP    (x1000)      PRN AMT  PRN CALL  DSCRETN  MANAGERS     SOLE    SHARED   NONE
-----------------------       --------   ---------  --------     -------  --- ----  ------- ----------    -----   ------   ----
AFLAC INC                     Common     001055102    17,980     394,288             Sole      None     394,288
ALTRIA GROUP INC              Common     02209S103     8,991     586,400             Sole      None     586,400
AUTOMATIC DATA PROCESSING     Common     053015103    14,769     377,433             Sole      None     377,433
BECTON DICKINSON & CO         Common     075887109    11,978     176,906             Sole      None     176,906
CISCO SYSTEMS INC             Common     17275R102    11,302     696,370             Sole      None     696,370
CITIGROUP INC                 Common     172967101     5,844     859,422             Sole      None     859,422
EMERSON ELECTRIC CO           Common     291011104    17,536     488,337             Sole      None     488,337
EXXON MOBIL CORP              Common     30231G102    14,713     187,212             Sole      None     187,212
FISERV INC                    Common     337738108    10,555     296,234             Sole      None     296,234
GENERAL DYNAMICS CORP         Common     369550108    18,061     320,173             Sole      None     320,173
HEWLETT-PACKARD CO            Common     428236103    11,058     305,560             Sole      None     305,560
ILLINOIS TOOL WORKS           Common     452308109     9,613     274,568             Sole      None     274,568
JOHNSON & JOHNSON             Common     478160104    36,216     612,063             Sole      None     612,063
JOHNSON CONTROLS INC          Common     478366107    11,338     633,381             Sole      None     633,381
M & T BANK CORP               Common     55261F104     8,846     160,194             Sole      None     160,194
MCDONALD'S CORP               Common     580135101     9,741     157,767             Sole      None     157,767
MEDTRONIC INC                 Common     585055106    12,536     410,465             Sole      None     410,465
MICROSOFT CORP                Common     594918104    11,696     604,763             Sole      None     604,763
NIKE INC                      Class B    654106103    13,210     265,848             Sole      None     265,848
OMNICOM GROUP                 Common     681919106     9,413     357,648             Sole      None     357,648
PHILIP MORRIS INTERNATIONAL   Common     718172109    25,869     589,133             Sole      None     589,133
REPUBLIC SERVICES INC         Common     760759100    11,122     467,684             Sole      None     467,684
ROCKWELL COLLINS INC          Common     774341101    15,464     406,422             Sole      None     406,422
TARGET CORP                   Common     87612E106     9,241     275,432             Sole      None     275,432
WALGREEN CO                   Common     931142103    15,021     627,426             Sole      None     627,426
WAL-MART STORES INC           Common     931422109    35,208     639,556             Sole      None     639,556
WELLS FARGO & CO              Common     949746101    11,804     409,863             Sole      None     409,863

                                                     389,125